Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Staff costs	$ 139,670	$ 111,306	$ 417,138
Impairment of property, plant and equipment and prepaid land rent	51,113	27,594	21,604
Total Cost of sales	907,388	838,423	810,967
Indirect tax receivable	400	800
Cost of sales.
Administrative expenses
Tower repairs and maintenance	74,523	75,931	69,304
Power generation	267,044	216,030	237,640
Short term site rental	11,165	7,543	3,547
Short term other rent	3,419	3,085	2,289
Vehicle maintenance and repairs	2,754	2,754	2,108
Site regulatory permits	41,165	27,313	19,360
Security services	36,132	32,719	33,027
Insurance	4,156	4,695	5,958
Staff costs	26,323	24,588	20,561
Travel costs	7,155	4,313	4,719
Professional fees	3,385	2,457	2,122
Depreciation	330,799	367,007	353,368
Amortization	34,051	32,503	24,549
Impairment of property, plant and equipment and prepaid land rent	51,113	27,594	21,604
Other	14,204	9,891	10,811
Total Cost of sales	$ 907,388	$ 838,423	$ 810,967